COMMITMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Capital commitment	Nov. 30, 2009 Iron ore pellets t	Nov. 30, 2010 Iron ore fines t
Future minimum lease commitments under the non-cancelable lease of the plant premises
2013	$ 1,556
2014	1,553
2015	838
Rental expense	1,279	1,014	1,183
COMMITMENT
Commitment for acquisition of property, plant and equipment				5,850
Term of the commitment					5 years	1 year
Minimum quantity required (in tonnes)					300,000
Approximate quantity required (in tonnes)						600,000
Commitment to purchase goods						$ 75,000